Intangibles assets and goodwill (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Cost	$ 830,835	$ 481,038
Accumulated amortization	(229,166)	(133,422)
Net value	601,669	347,616	$ 295,881	$ 182,164
Intangibles Related To Acquisitions [Member]
IfrsStatementLineItems [Line Items]
Cost	138,280	137,318
Accumulated amortization	(78,967)	(58,705)
Net value	59,313	78,613	61,634	78,047
Internally Developed Intangibles [Member]
IfrsStatementLineItems [Line Items]
Cost	615,295	313,983
Accumulated amortization	(123,344)	(54,136)
Net value	491,951	259,847
Other Intangibles [Member]
IfrsStatementLineItems [Line Items]
Cost	77,260	29,737
Accumulated amortization	(26,855)	(20,581)
Net value	$ 50,405	$ 9,156	$ 9,549	$ 19,980